UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          601 Lexington Avenue, 51st Floor
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Justin Morgan
Title:            Controller
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Justin Morgan             New York, NY             February 14, 2011
---------------------------          -------------            -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------

Form 13F Information Table Entry Total:                      27
                                                  ---------------------

Form 13F Information Table Value Total:                   $1,224,858
                                                  ---------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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                                                 JAT CAPITAL MANAGEMENT, L.P.
                                                  FORM 13F INFORMATION TABLE
                                               Quarter Ended December 31, 2010

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                                                           VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                                         --------    -------  ---  ----  ----------  --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACME PACKET INC               COM             004764106     4,710      88,609  SH          SOLE                   88,609
AMERICAN SUPERCONDUCTOR CORP  COM             030111108     8,764     306,549  SH          SOLE                  306,549
ARM HLDGS PLC                 SPONSORED ADR   042068106    32,195   1,551,551  SH          SOLE                1,551,551
BAIDU INC                     SPON ADR REP A  056752108   114,292   1,184,009  SH          SOLE                1,184,009
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109    42,803   1,264,859  SH          SOLE                1,264,859
CBS CORP NEW                  CL B            124857202    47,865   2,512,607  SH          SOLE                2,512,607
CON-WAY INC                   COM             205944101    43,264   1,183,033  SH          SOLE                1,183,033
CORNING INC                   COM             219350105    23,895   1,236,796  SH          SOLE                1,236,796
EAGLE MATERIALS INC           COM             26969P108     7,551     267,278  SH          SOLE                  267,278
GREEN MTN COFFEE ROASTERS IN  COM             393122106    82,150   2,500,000  SH  CALL    SOLE                2,500,000
GREEN MTN COFFEE ROASTERS IN  COM             393122106   135,457   4,122,247  SH          SOLE                4,122,247
HOME INNS & HOTELS MGMT INC   SPON ADR        43713W107    68,465   1,671,513  SH          SOLE                1,671,513
IMAX CORP                     COM             45245E109    19,554     696,623  SH          SOLE                  696,623
LAS VEGAS SANDS CORP          COM             517834107    62,543   1,361,114  SH          SOLE                1,361,114
LEAP WIRELESS INTL INC        COM NEW         521863308    35,743   2,915,407  SH          SOLE                2,915,407
LEAR CORP                     COM NEW         521865204    25,772     261,092  SH          SOLE                  261,092
LIVE NATION ENTERTAINMENT IN  COM             538034109    13,241   1,159,442  SH          SOLE                1,159,442
MERCADOLIBRE INC              COM             58733R102     9,312     139,720  SH          SOLE                  139,720
NETFLIX INC                   COM             64110L106    98,968     563,277  SH          SOLE                  563,277
NII HLDGS INC                 CL B NEW        62913F201    13,325     298,365  SH          SOLE                  298,365
OPENTABLE INC                 COM             68372A104    50,209     712,385  SH          SOLE                  712,385
PRICELINE COM INC             COM NEW         741503403    50,499     126,390  SH          SOLE                  126,390
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103    30,667     652,483  SH          SOLE                  652,483
SANDISK CORP                  COM             80004C101    72,354   1,451,141  SH          SOLE                1,451,141
SINA CORP                     ORD             G81477104    35,368     513,920  SH          SOLE                  513,920
SIRIUS XM RADIO INC           COM             82967N108    62,199  38,156,610  SH          SOLE               38,156,610
TRANSOCEAN LTD                REG SHS         H8817H100    33,693     484,724  SH          SOLE                  484,724

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